United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Hermes Municipal Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/22

Date of Reporting Period: Six months ended 9/30/21

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
September 30, 2021

Share Class | Ticker	A | LMSFX	B | LMSBX	C | LMSCX
	F | LMFFX	Institutional | LMBIX

Federated Hermes Municipal Bond Fund, Inc.
Fund Established 1976

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2021 through September 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	14.4%
Toll Road	12.7%
Airport	7.7%
Refunded	6.6%
General Obligation—Local	6.5%
Dedicated Tax	6.4%
General Obligation—State	6.4%
Public Power	6.4%
General Obligation—State Appropriation	3.6%
Other Transportation	3.3%
Other[2]	25.0%
Derivative Contracts[3,4]	0.0%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2
For purposes of this table, sector classifications constitute 74.0% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4
Represents less than 0.1%.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.5%
		Arizona—3.6%
$3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.000%, 7/1/2047	$3,526,796
500,000		Arizona State IDA (Phoenix Children’s Hospital), Hospital Revenue Bonds (Series 2020A), 4.000%, 2/1/2050	574,942
2,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Line Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	2,303,081
1,740,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,870,488
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2019A), 5.000%, 1/1/2035	2,574,187
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,218,345
		TOTAL	12,067,839
		California—6.0%
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 1.300% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,578,599
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,249,092
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.000%, 8/15/2054	1,149,925
335,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	381,665
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,214,199
2,000,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.000%, 7/1/2033	2,163,093
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), (Bank of America Corp. GTD), 5.000%, 2/15/2025	3,432,750
2,000,000		San Diego, CA Unified School District, UT GO Bonds (Election 2012 Series-I), 5.000%, 7/1/2047	2,436,456
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019A), 5.000%, 5/1/2035	2,489,599
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,500,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2021A), 5.000%, 5/1/2031	$1,971,567
1,000,000	Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2045	1,240,218
	TOTAL	20,307,163
	Colorado—4.7%
235,000	Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2051	256,608
1,000,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,151,339
1,000,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 5.000%, 8/1/2036	1,243,424
1,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	1,205,762
2,000,000	Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,375,480
2,800,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2040	3,124,090
2,500,000	Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 4.000%, 7/15/2035	2,978,542
3,250,000	University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.000%, 11/15/2036	3,415,488
	TOTAL	15,750,733
	Connecticut—1.7%
1,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,248,911
750,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2036	890,489
3,000,000	Connecticut State Health & Educational Facilities (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.000%, 12/1/2045	3,541,244
	TOTAL	5,680,644
	District of Columbia—2.2%
1,200,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,415,167
1,800,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	2,020,180
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$15,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	$18,378
985,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,165,606
2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	2,887,077
		TOTAL	7,506,408
		Florida—7.9%
1,500,000		Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), (United States Treasury PRF 10/1/2022@100), 5.000%, 10/1/2037	1,572,371
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2038	1,205,814
1,000,000	[2]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	1,138,571
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,130,116
2,000,000		Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2036	2,410,068
1,000,000		Jacksonville, FL (Brooks Rehabilitation), Health Care Facilities Revenue Bonds (Series 2020), 5.000%, 11/1/2050	1,205,818
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2030	1,110,050
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2032	1,110,050
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2015A), 5.000%, 10/1/2038	2,308,824
380,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	443,256
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2016A), 5.000%, 7/1/2032	2,370,017
1,250,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), (Original Issue Yield: 5.100%), 5.000%, 7/1/2040	1,253,890
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children’s Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,786,383
1,000,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2048	1,116,066
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,875,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), (United States Treasury PRF 7/1/2022@100), 5.000%, 7/1/2042	$2,978,753
470,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2041	515,155
1,500,000		Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2036	1,748,903
1,000,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 4.000%, 7/1/2045	1,137,241
		TOTAL	26,541,346
		Georgia—2.6%
3,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	3,443,766
335,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	379,394
3,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs, (Royal Bank of Canada GTD), 0.888% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	3,028,010
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtlle Units 3&4 Project P Revenue Refunding Bonds (Series 2021A), 5.000%, 1/1/2063	1,803,330
		TOTAL	8,654,500
		Illinois—5.0%
1,500,000		Chicago, IL (Chicago, IL Sales Tax), Revenue Bonds (Series 2011A), (United States Treasury PRF 1/1/2022@100), 5.250%, 1/1/2038	1,518,622
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2040	1,234,505
770,000		Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2021B), 5.000%, 12/1/2030	980,785
310,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	360,654
2,000,000		Chicago, IL O’Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.000%, 1/1/2031	2,027,713
750,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	834,900
3,000,000		Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.000%, 7/15/2042	3,637,413
890,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	1,075,971
1,110,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,326,703
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	$2,267,181
1,000,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.280%), 5.250%, 7/1/2028	1,074,795
460,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	524,091
	TOTAL	16,863,333
	Indiana—0.8%
1,155,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.000%, 1/1/2028	1,194,333
1,300,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	1,412,886
	TOTAL	2,607,219
	Louisiana—1.7%
150,000	Bienville Parish, LA School District #1, UT GO Bonds (Series 2018), (Original Issue Yield: 3.140%), (Build America Mutual Assurance INS), 3.000%, 3/1/2030	165,139
150,000	Central, LA Community School System, UT GO School Bonds (Series 2014), (United States Treasury PRF 3/1/2024@100), 4.000%, 3/1/2030	163,194
270,000	Desoto Parish, LA School Board, Sales and Use Tax Revenue Bonds (Series 2012), (Original Issue Yield: 3.630%), (United States Treasury PRF 5/1/2022@100), 3.500%, 5/1/2032	275,181
275,000	Iberia Parish, LA Parishwide School District, UT GO Bonds (Series 2014), (Original Issue Yield: 3.990%), (United States Treasury PRF 3/1/2024@100), 3.750%, 3/1/2033	297,680
180,000	Lafayette Parish, LA Law Enforcement District Revenue, LT Revenue Bonds (Series 2012), (Original Issue Yield: 3.350%), (United States Treasury PRF 3/1/2022@100), 3.250%, 3/1/2032	182,269
250,000	Lafayette Parish, LA School Board, Sales Tax Revenue Bonds (Series 2018), 4.000%, 4/1/2040	282,902
100,000	Lafayette, LA Utilities System, Utilities Revenue Bonds (Series 2019), (Assured Guaranty Municipal Corp. INS), 5.000%, 11/1/2044	122,671
150,000	Lafayette, LA Utilities System, Utilities Revenue Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/1/2035	170,447
250,000	Lafourche Parish, LA Consolidated School District No. 1, UT GO Bonds (Series 2017), (Original Issue Yield: 3.220%), (Build America Mutual Assurance INS), 3.125%, 3/1/2037	264,762
150,000	Louisiana Local Government Environmental Facilities Community Development Authority (Bossier City, LA), Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2032	175,074
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Louisiana—continued
$100,000	Louisiana Local Government Environmental Facilities Community Development Authority (BRCC Facilities Corp.), Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 4.280%), (United States Treasury PRF 12/1/2021@100), 4.125%, 12/1/2032	$100,635
250,000	Louisiana Local Government Environmental Facilities Community Development Authority (Louisiana Community and Technical College System), Act 360 Revenue Bonds (Series 2014), (United States Treasury PRF 10/1/2024@100), 5.000%, 10/1/2034	284,085
200,000	Louisiana Local Government Environmental Facilities Community Development Authority (NSU Facilities Corp.), Nichols State University Project Revenue Refunding Bonds (Series 2021), 4.000%, 10/1/2041	214,831
200,000	Louisiana Local Government Environmental Facilities Community Development Authority (Parish of Plaquemines, LA), Project Revenue Bonds (Series 2012), (Original Issue Yield: 4.150%), (Assured Guaranty Municipal Corp. INS), 4.000%, 9/1/2037	205,524
150,000	Louisiana Local Government Environmental Facilities Community Development Authority (Sulphur, LA), Project Revenue Bonds (Series 2018), (Build America Mutual Assurance INS), 5.000%, 2/1/2030	186,459
250,000	Louisiana State Correctional Facilities Corp., Office of Juvenile Justice Revenue Bonds (Series 2021), 4.000%, 10/1/2040	293,773
190,000	Ouachita Parish, LA West Ouachita Parish School District, Revenue Bonds, 3.750%, 9/1/2034	206,367
250,000	Plaquemine, LA, Sales Tax Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. GTD), 3.500%, 12/1/2029	282,069
150,000	Port of New Orleans, LA Board of Commissioners, Port Facility Revenue Bonds (Series 2020D), 5.000%, 4/1/2050	183,234
210,000	Shreveport, LA Water & Sewer, Junior Lien Revenue Bonds (Series 2018C), (Build America Mutual Assurance INS), 4.000%, 12/1/2033	241,511
200,000	St. Charles Parish, LA School District No. 1, UT GO (Series 2012), (Original Issue Yield: 3.100%), (United States Treasury PRF 3/1/2022@100), 3.000%, 3/1/2030	202,317
110,000	St. John the Baptist Parish, LA, UT GO Refunding Bonds (Series 2011), (Original Issue Yield: 3.620%), 3.500%, 3/1/2030	119,190
260,000	St. Tammany Parish, LA Hospital Service District No. 2, UT GO Bonds (Series 2012), (Original Issue Yield: 3.220%), (United States Treasury PRF 3/1/2022@100), 3.125%, 3/1/2032	262,984
175,000	St. Tammany Parish, LA Recreation District No. 14, UT GO Bonds (Series 2014), 3.750%, 4/1/2034	187,151
250,000	Terrebonne, LA Levee and Conservation District, Public Improvement Sales Tax Revenue and Refunding Bonds (Series 2020B), 4.000%, 6/1/2041	281,707
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Louisiana—continued
$200,000	Zachary, LA Community School District No. 1, UT GO Bonds (Series 2012), (Original Issue Yield: 3.520%), (United States Treasury PRF 3/1/2022@100), 3.500%, 3/1/2032	$202,726
	TOTAL	5,553,882
	Massachusetts—3.0%
3,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2018C), 5.250%, 9/1/2043	3,774,574
250,000	Massachusetts Development Finance Agency (Southcoast Health System Obligated Group), Revenue Bonds (Series 2021G), 4.000%, 7/1/2046	289,553
3,000,000	Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	3,458,637
2,000,000	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,479,538
	TOTAL	10,002,302
	Michigan—1.4%
1,000,000	Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,230,771
2,000,000	Michigan Strategic Fund (I-75 Improvement Project), Limited Obligation Revenue Bonds (Series 2018), 5.000%, 12/31/2043	2,386,770
1,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.000%, 9/1/2039	1,104,042
	TOTAL	4,721,583
	Mississippi—3.5%
150,000	Clinton, MS Public School District, UT GO Bonds (Series 2011), (Original Issue Yield: 3.150%), (United States Treasury PRF 10/30/2021@100), 2.750%, 10/1/2028	150,000
390,000	Copiah County, MS, Copiah County MS, (Original Issue Yield: 3.750%), 3.500%, 4/1/2032	407,817
385,000	Forrest County, MS, 4.000%, 3/1/2027	414,814
100,000	Lauderdale County, MS, UT GO Bonds (Series 2015), (Original Issue Yield: 3.300%), 3.000%, 11/1/2030	107,354
250,000	Lauderdale County, MS, UT GO Bonds (Series 2015B), (Original Issue Yield: 3.360%), 3.250%, 11/1/2031	270,867
150,000	Lauderdale County, MS, UT GO Refunding Bond (Series 2011), 3.000%, 4/1/2026	164,458
275,000	Long Beach, MS School District, UT GO Bonds (Series 2019), (Build America Mutual Assurance INS), 4.000%, 3/1/2027	319,282
155,000	Mississippi State Development Bank (Brandon, MS), Special Obligation Public Improvement Bonds (Series 2018), (Original Issue Yield: 3.220%), 3.000%, 3/1/2030	164,554
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Mississippi—continued
$100,000	Mississippi State Development Bank (Clinton, MS Public School Dist—OLD), Special Obligation Bonds (Series 2019), 4.000%, 4/1/2037	$116,432
200,000	Mississippi State Development Bank (Flowood, MS), Special Obligation Bonds (Series 2011), (Original Issue Yield: 4.250%), (United States Treasury PRF 11/1/2021@100), 4.125%, 11/1/2031	200,602
400,000	Mississippi State Development Bank (Harrison County, MS), Refunding Bonds (Series 2010A), 5.250%, 1/1/2034	536,561
400,000	Mississippi State Development Bank (Hattiesburg, MS Combined Water and Sewer System), Special Obligation Construction Bonds (Series 2012), (Original Issue Yield: 3.600%), (United States Treasury PRF 3/1/2022@100), 3.500%, 3/1/2032	405,368
75,000	Mississippi State Development Bank (Hinds County, MS), Special Obligation Bonds (Series 2017), 5.000%, 11/1/2026	90,959
200,000	Mississippi State Development Bank (Jones County, MS Junior College District), Special Obligation Capital Improvement Refunding Bonds (Series 2016), (Original Issue Yield: 3.580%), (Build America Mutual Assurance INS), 3.500%, 5/1/2035	215,041
360,000	Mississippi State Development Bank (Meridian, MS), Special Obligation Bonds Mississippi Arts and Entertainment Center (Series 2017), 5.000%, 3/1/2025	408,095
250,000	Mississippi State Development Bank (Mississippi Gulf Coast Community College District), Special Obligation Bonds (Series 2016), (Original Issue Yield: 3.500%), 3.375%, 12/1/2039	269,237
200,000	Mississippi State Development Bank (Mississippi Transportation Commission), Special Obligation Bonds Marshall County, MS IDA Highway Refunding (Series 2015B), (Original Issue Yield: 3.861%), 3.750%, 1/1/2035	214,756
750,000	Mississippi State Development Bank (Pearl River Community College District), Special Obligation Bonds (Series 2012), (Original Issue Yield: 3.500%), (Assured Guaranty Municipal Corp. GTD), 3.375%, 9/1/2036	761,074
205,000	Mississippi State Development Bank (Pearl, MS), Special Obligation Bonds (Series 2011), (Original Issue Yield: 4.100%), (United States Treasury PRF 12/1/2021@100), 4.000%, 12/1/2031	206,262
170,000	Mississippi State Development Bank, Special Obligation Jackson Public School District GO Refunding Bonds (Series 2021A), 5.000%, 4/1/2028	180,454
260,000	Mississippi State Development Bank, Special Obligation Refunding Bonds Jackson Public School District GO (Series 2021A), (United States Treasury PRF 4/1/2023@100), 5.000%, 4/1/2028	278,376
425,000	Mississippi State Institutions of Higher Learning, Revenue Refunding Bonds (Series 2015A), (Original Issue Yield: 3.480%), 3.250%, 3/1/2033	451,142
500,000	Mississippi State University, Revenue Refunding Bonds (Series 2017A), 4.000%, 8/1/2043	569,877
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—continued
$500,000		Mississippi State, Gaming Tax Revenue Bonds (Series 2015E), 5.000%, 10/15/2025	$584,291
500,000		Mississippi State, UT GO (Series 2017D), (Original Issue Yield: 3.080%), 3.000%, 12/1/2037	540,022
510,000		Mississippi State, UT GO Capital Improvement Bonds (Series 2011A), (Original Issue Yield: 3.980%), (United States Treasury PRF 10/1/2021@100), 3.750%, 10/1/2031	510,000
400,000		Mississippi State, UT GO Capital Improvement Bonds (Series 2011A), (Original Issue Yield: 4.110%), (United States Treasury PRF 10/30/2021@100), 4.000%, 10/1/2036	400,000
250,000		Ocean Springs, MS, UT GO Refunding Bonds (Series 2019), 4.000%, 12/1/2029	301,572
270,000		Oktibbeha County, MS, UT GO Refunding Bonds (Series 2018A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/1/2029	319,823
300,000		Oxford, MS School District, UT GO Refunding Bonds (Series 2017), (Original Issue Yield: 3.110%), 3.000%, 4/1/2031	327,060
575,000		Oxford, MS, UT GO Capital Improvement Bonds (Series 2018B), (Original Issue Yield: 3.250%), 3.125%, 8/1/2033	613,929
400,000		Starkville, MS, UT GO Refunding Bonds (Series 2018), 4.000%, 6/1/2027	466,460
940,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	946,692
		TOTAL	11,913,231
		Missouri—0.2%
600,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2046	667,175
		Nebraska—0.6%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,084,385
		Nevada—0.9%
2,000,000		Clark County, NV, Limited Tax General Obligation Detention Center Bonds (Series 2019), 5.000%, 6/1/2032	2,545,695
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	329,013
		TOTAL	2,874,708
		New Hampshire—0.5%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B) TOBs, 3.750%, Mandatory Tender 7/2/2040	105,757
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Hampshire—continued
$1,500,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2051	$1,619,047
	TOTAL	1,724,804
	New Jersey—6.8%
1,500,000	New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 4.000%, 6/15/2046	1,719,565
155,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	182,498
2,725,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,137,869
665,000	New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	760,158
1,250,000	New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 7/1/2043	1,403,397
1,500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2045	1,721,784
1,500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2035	1,853,145
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	2,278,767
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,208,194
2,000,000	Rutgers, The State University of New Jersey, General Obligation Refunding Bonds (Series 2013J), (United States Treasury PRF 5/1/2023@100), 5.000%, 5/1/2030	2,150,884
850,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	1,043,192
4,700,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,507,537
	TOTAL	22,966,990
	New Mexico—0.8%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,610,155
	New York—8.7%
1,000,000	Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2045	1,176,296
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.000%, 9/1/2044	$2,234,690
480,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 4.000%, 9/1/2039	568,909
2,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	2,428,982
1,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,129,496
3,000,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2015S-2), 5.000%, 7/15/2041	3,468,369
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2033	3,844,541
300,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.000%, 8/1/2032	359,721
2,470,000	New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.000%, 9/15/2043	2,516,136
400,000	New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.000%, 3/15/2044	407,893
2,000,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.000%, 2/15/2043	2,372,296
2,000,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	2,460,204
1,000,000	New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	1,134,033
825,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2039	934,691
1,800,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2041	2,035,361
1,930,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	2,243,667
	TOTAL	29,315,285
	North Carolina—0.9%
715,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2046	817,990
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2037	$1,090,443
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,082,990
	TOTAL	2,991,423
	Ohio—4.8%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	2,263,984
1,000,000	Cincinnati, OH, UT GO Various Purpose Improvement Bonds (Series 2019), 5.000%, 12/1/2032	1,287,819
1,680,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	1,946,887
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,735,597
2,000,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2012), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2038	2,023,622
3,000,000	Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2039	3,355,578
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,070,971
2,000,000	Ohio State, Common Schools UT GO Bonds (Series 2019A), 5.000%, 6/15/2036	2,530,543
	TOTAL	16,215,001
	Oklahoma—1.7%
2,000,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,437,818
2,795,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.000%, 1/1/2047	3,312,526
	TOTAL	5,750,344
	Oregon—0.4%
1,000,000	Medford, OR Hospital Facilities Authority (Asante Health System), Revenue and Refunding Bonds (Series 2020A), 5.000%, 8/15/2050	1,242,229
	Pennsylvania—6.9%
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,162,781
450,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2032	525,245
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$500,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2042	$574,968
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,790,650
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.000%, 1/1/2030	2,207,704
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.000%, 2/15/2045	2,343,598
2,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,241,620
2,970,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2034	3,489,390
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	2,253,495
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,212,983
2,500,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2050	2,881,782
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2037	2,493,484
	TOTAL	23,177,700
	Puerto Rico—2.4%
2,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	2,268,520
3,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	3,356,798
2,065,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	2,314,993
	TOTAL	7,940,311
	South Carolina—1.4%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.000%, 5/1/2034	2,216,697
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.000%, 5/1/2039	679,969
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,789,135
	TOTAL	4,685,801
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—1.5%
$1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	$1,562,235
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	1,231,115
2,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2054	2,247,105
	TOTAL	5,040,455
	Texas—6.4%
1,130,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 5.000%, 1/1/2031	1,484,004
2,225,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2048	2,585,212
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014A), (United States Treasury PRF 12/1/2024@100), 5.000%, 12/1/2029	2,291,163
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.000%, 11/15/2037	2,263,347
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2045	1,243,380
1,330,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	1,559,432
1,500,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2032	1,763,969
2,000,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.000%, 2/1/2034	2,268,068
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,468,191
3,000,000	Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	3,483,120
	TOTAL	21,409,886
	Utah—0.7%
2,000,000	Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	2,403,078
	Virginia—1.0%
1,200,000	Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,405,753
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), (United States Treasury PRF 8/1/2026@100), 5.000%, 8/1/2043	$1,812,614
		TOTAL	3,218,367
		Washington—4.1%
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2018A), 5.000%, 5/1/2043	2,331,516
1,875,000	[1,2]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226A) MUNINVs, 7.498%, 1/1/2046	2,352,739
1,680,000	[1,2]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.498%, 1/1/2047	2,105,291
1,250,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), 5.000%, 10/1/2044	1,403,704
2,070,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	2,241,465
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.000%, 8/1/2040	3,469,312
		TOTAL	13,904,027
		West Virginia—0.8%
2,000,000		West Virginia State, GO State Road Bonds (Series 2019A), 5.000%, 12/1/2036	2,529,664
		Wisconsin—0.9%
800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	896,417
2,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	2,263,012
		TOTAL	3,159,429
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $303,036,793)	324,081,400
	[1]	SHORT-TERM MUNICIPALS—2.5%
		Alabama—1.4%
675,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 0.110%, 10/1/2021	675,000
1,100,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.110%, 10/1/2021	1,100,000
3,000,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.110%, 10/1/2021	3,000,000
		TOTAL	4,775,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—0.9%
$100,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 0.100%, 10/1/2021	$100,000
2,900,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.100%, 10/1/2021	2,900,000
		TOTAL	3,000,000
		Ohio—0.1%
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.080%, 10/1/2021	100,000
		Pennsylvania—0.1%
300,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.080%, 10/1/2021	300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $8,175,000)	8,175,000
		TOTAL INVESTMENT IN SECURITIES (IDENTIFIED COST $311,211,793)[3]	332,256,400
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	3,474,505
		TOTAL NET ASSETS—100%	$335,730,905
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.6% of the Fund’s portfolio as calculated based upon total market value.
At September 30, 2021, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[5]United States Treasury Ultra Long Bond, Short Futures	15	$2,388,281	December 2021	$51,556
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2021, these restricted securities amounted to $8,548,744, which represented 2.6% of total net assets.
3
The cost of investments for federal tax purposes amounts to $311,208,319.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

5
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$324,081,400	$—	$324,081,400
Short-Term Municipals	—	8,175,000	—	8,175,000
TOTAL SECURITIES	$—	$332,256,400	$—	$332,256,400
Other Financial Instruments:[1]
Assets	$51,556	$—	$—	$51,556
TOTAL OTHER FINANCIAL INSTRUMENTS	$51,556	$—	$—	$51,556
1
Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LT	—Limited Tax
MUNINVs	—Municipal Inverse Floater
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.79	$10.46	$10.45	$10.35	$10.38	$10.68
Income From Investment Operations:
Net investment income[1]	0.12	0.24	0.27	0.29	0.30	0.33
Net realized and unrealized gain (loss)	0.05	0.38	0.07	0.15	(0.03)	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.62	0.34	0.44	0.27	0.02
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.27)	(0.29)	(0.30)	(0.32)
Distributions from net realized gain	—	(0.05)	(0.06)	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.29)	(0.33)	(0.34)	(0.30)	(0.32)
Net Asset Value, End of Period	$10.84	$10.79	$10.46	$10.45	$10.35	$10.38
Total Return[2]	1.53%	5.95%	3.22%	4.38%	2.62%	0.13%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%[5]	0.83%[5]	0.84%[5]	0.85%	0.87%
Net investment income	2.12%[4]	2.28%	2.52%	2.84%	2.87%	3.06%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.11%	0.12%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$270,607	$269,587	$264,084	$276,117	$302,904	$304,271
Portfolio turnover	5%	27%	9%	21%	26%	14%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.83%, 0.83% and 0.84% for the years ended March 31, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.80	$10.47	$10.46	$10.36	$10.38	$10.69
Income From Investment Operations:
Net investment income[1]	0.08	0.17	0.19	0.21	0.22	0.24
Net realized and unrealized gain (loss)	0.05	0.37	0.07	0.15	(0.02)	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.54	0.26	0.36	0.20	(0.08)
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.19)	(0.21)	(0.22)	(0.23)
Distributions from net realized gain	—	(0.05)	(0.06)	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.07)	(0.21)	(0.25)	(0.26)	(0.22)	(0.23)
Net Asset Value, End of Period	$10.86	$10.80	$10.47	$10.46	$10.36	$10.38
Total Return[2]	1.24%	5.16%	2.45%	3.61%	1.92%	(0.80)%
Ratios to Average Net Assets:
Net expenses[3]	1.58%[4]	1.58%[5]	1.58%[5]	1.59%[5]	1.62%	1.68%
Net investment income	1.37%[4]	1.55%	1.78%	2.09%	2.09%	2.25%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.11%	0.12%	0.08%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$581	$903	$2,303	$3,499	$4,599	$4,061
Portfolio turnover	5%	27%	9%	21%	26%	14%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.58%, 1.58% and 1.59% for the years ended March 31, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.80	$10.47	$10.46	$10.35	$10.39	$10.69
Income From Investment Operations:
Net investment income[1]	0.08	0.16	0.19	0.21	0.22	0.24
Net realized and unrealized gain (loss)	0.04	0.38	0.07	0.16	(0.04)	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.54	0.26	0.37	0.18	(0.07)
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.19)	(0.21)	(0.22)	(0.23)
Distributions from net realized gain	—	(0.05)	(0.06)	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.07)	(0.21)	(0.25)	(0.26)	(0.22)	(0.23)
Net Asset Value, End of Period	$10.85	$10.80	$10.47	$10.46	$10.35	$10.39
Total Return[2]	1.15%	5.16%	2.45%	3.71%	1.73%	(0.71)%
Ratios to Average Net Assets:
Net expenses[3]	1.58%[4]	1.58%[5]	1.58%[5]	1.59%[5]	1.62%	1.68%
Net investment income	1.37%[4]	1.54%	1.77%	2.09%	2.09%	2.25%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.11%	0.12%	0.08%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,390	$6,103	$8,039	$8,675	$14,188	$17,548
Portfolio turnover	5%	27%	9%	21%	26%	14%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.58%, 1.58% and 1.59% for the years ended March 31, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.79	$10.45	$10.45	$10.34	$10.37	$10.68
Income From Investment Operations:
Net investment income[1]	0.12	0.24	0.27	0.29	0.30	0.32
Net realized and unrealized gain (loss)	0.05	0.39	0.06	0.16	(0.03)	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.63	0.33	0.45	0.27	0.01
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.27)	(0.29)	(0.30)	(0.32)
Distributions from net realized gain	—	(0.05)	(0.06)	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.29)	(0.33)	(0.34)	(0.30)	(0.32)
Net Asset Value, End of Period	$10.84	$10.79	$10.45	$10.45	$10.34	$10.37
Total Return[2]	1.53%	6.06%	3.12%	4.49%	2.62%	0.03%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%[5]	0.83%[5]	0.84%[5]	0.85%	0.87%
Net investment income	2.12%[4]	2.28%	2.52%	2.84%	2.87%	3.06%
Expense waiver/reimbursement[6]	0.09%[4]	0.10%	0.11%	0.12%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,494	$28,761	$29,037	$26,586	$27,081	$27,604
Portfolio turnover	5%	27%	9%	21%	26%	14%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.83%, 0.83% and 0.84% for the years ended March 31, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,			Period Ended 3/31/2018[1]
		2021	2020	2019
Net Asset Value, Beginning of Period:	$10.75	$10.42	$10.44	$10.34	$10.52
Income From Investment Operations:
Net investment income[2]	0.13	0.27	0.29	0.32	0.22
Net realized and unrealized gain (loss)	0.05	0.38	0.05	0.15	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.65	0.34	0.47	0.01
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.30)	(0.32)	(0.19)
Distributions from net realized gain	—	(0.05)	(0.06)	(0.05)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.32)	(0.36)	(0.37)	(0.19)
Net Asset Value, End of Period	$10.80	$10.75	$10.42	$10.44	$10.34
Total Return[3]	1.67%	6.23%	3.18%	4.65%	0.10%
Ratios to Average Net Assets:
Net expenses[4]	0.58%[5]	0.58%[6]	0.59%[6]	0.59%[6]	0.59%[6]
Net investment income	2.39%[5]	2.52%	2.75%	3.09%	3.10%[6]
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.11%	0.12%	0.12%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,659	$17,562	$13,182	$8,388	$2,150
Portfolio turnover	5%	27%	9%	21%	26%[8]
1
Reflects operations for the period July 27, 2017 (date of initial investment) to March 31, 2018.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.58%, 0.59% and 0.59% for the years ended March 31, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $311,211,793)		$332,256,400
Due from broker (Note 2)		52,500
Cash		49,996
Income receivable		3,743,843
Receivable for shares sold		125,051
Prepaid expenses		7,231
TOTAL ASSETS		336,235,021
Liabilities:
Payable for shares redeemed	$290,768
Income distribution payable	52,018
Payable for other service fees (Notes 2 and 5)	89,042
Payable for portfolio accounting fees	37,150
Payable for transfer agent fee	25,405
Payable for distribution services fee (Note 5)	4,331
Payable for variation margin on futures contracts	1,875
Payable for investment adviser fee (Note 5)	3,176
Payable for administrative fee (Note 5)	351
TOTAL LIABILITIES		504,116
Net assets for 30,970,352 shares outstanding		$335,730,905
Net Assets Consists of:
Paid-in capital		$311,593,030
Total distributable earnings		24,137,875
TOTAL NET ASSETS		$335,730,905
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($270,606,981 ÷ 24,953,919 shares outstanding) $0.01 par value, 250,000,000 shares authorized	$10.84
Offering price per share (100/95.50 of $10.84)	$11.35
Redemption proceeds per share	$10.84
Class B Shares:
Net asset value per share ($580,946 ÷ 53,513 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$10.86
Offering price per share	$10.86
Redemption proceeds per share (94.50/100 of $10.86)	$10.26
Class C Shares:
Net asset value per share ($6,389,522 ÷ 588,679 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$10.85
Offering price per share	$10.85
Redemption proceeds per share (99.00/100 of $10.85)	$10.74
Class F Shares:
Net asset value per share ($27,494,485 ÷ 2,536,178 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$10.84
Offering price per share (100/99.00 of $10.84)	$10.95
Redemption proceeds per share (99.00/100 of $10.84)	$10.73
Institutional Shares:
Net asset value per share ($30,658,971 ÷ 2,838,063 shares outstanding) $0.01 par value, 300,000,000 shares authorized	$10.80
Offering price per share	$10.80
Redemption proceeds per share	$10.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2021 (unaudited)

Investment Income:
Interest			$4,749,621
Dividends			71,681
TOTAL INCOME			4,821,302
Expenses:
Investment adviser fee (Note 5)		$705,622
Administrative fee (Note 5)		128,717
Custodian fees		8,234
Transfer agent fees		96,586
Directors’/Trustees’ fees (Note 5)		4,377
Auditing fees		14,991
Legal fees		6,552
Distribution services fee (Note 5)		26,322
Other service fees (Notes 2 and 5)		384,052
Portfolio accounting fees		64,423
Share registration costs		44,141
Printing and postage		15,302
Miscellaneous (Note 5)		18,281
TOTAL EXPENSES		1,517,600
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(151,283)
Waiver/reimbursement of other operating expenses (Note 5)	(1,925)
TOTAL WAIVERS AND REIMBURSEMENT		(153,208)
Net expenses			1,364,392
Net investment income			3,456,910
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,483,676
Net realized loss on futures contracts			(64,043)
Net change in unrealized appreciation of investments			209,163
Net change in unrealized appreciation of futures contracts			(52,355)
Net realized and unrealized gain (loss) on investments and futures contracts			1,576,441
Change in net assets resulting from operations			$5,033,351
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2021	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,456,910	$7,320,160
Net realized gain	1,419,633	3,213,628
Net change in unrealized appreciation/(depreciation)	156,808	8,151,122
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,033,351	18,684,910
Distributions to Shareholders:
Class A Shares	(2,878,556)	(7,192,786)
Class B Shares	(4,754)	(28,359)
Class C Shares	(43,019)	(132,121)
Class F Shares	(301,898)	(785,163)
Institutional Shares	(213,224)	(501,560)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,441,451)	(8,639,989)
Share Transactions:
Proceeds from sale of shares	30,826,598	35,382,773
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Louisiana Tax-Free Income Fund and Hancock Horizon Mississippi Tax-Free Income Fund	17,350,393	—
Net asset value of shares issued to shareholders in payment of distributions declared	3,113,034	7,777,105
Cost of shares redeemed	(40,067,335)	(46,933,221)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,222,690	(3,773,343)
Change in net assets	12,814,590	6,271,578
Net Assets:
Beginning of period	322,916,315	316,644,737
End of period	$335,730,905	$322,916,315
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Louisiana Tax-Free Income Fund and Hancock Horizon Mississippi Tax-Free Income Fund (each an “Acquired Fund” or collectively, the “Acquired Funds”), each an open-end investment company in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund, pursuant to a plan of reorganization approved by each Acquired Funds’ Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Funds’ Investor Shares were exchanged for Class A Shares of the Fund and the Acquired Funds’ Institutional Shares were exchanged for Institutional Shares of the Fund. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Horizon Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Louisiana Tax-Free Income Fund	Investor Share	1.600 Class A Shares
	Institutional Share	1.606 Institutional Shares
Hancock Horizon Mississippi Tax-Free Income Fund	Investor Share	1.554 Class A Shares
	Institutional Share	1.558 Institutional Shares
Semi-Annual Shareholder Report

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Funds’ Net Assets Received	Unrealized Appreciation+	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,595,025	$17,350,393	$1,032,259	$320,903,042	$338,253,435
+
Unrealized Appreciation is included in the Acquired Funds Net Assets Received amount shown above.
Assuming the acquisitions had been completed on April 1, 2021, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the six months ended September 30, 2021, are as follows:
Net investment income	$3,624,165
Net realized and unrealized gain on investments	$1,607,379
Net increase in assets resulting from operations	$5,231,544
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amount of revenues and earnings of the Acquired Funds that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets as of September 30, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $153,208 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$339,551
Class B Shares	872
Class C Shares	7,903
Class F Shares	35,726
TOTAL	$384,052
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at six-month period end are listed after the Fund’s Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $2,728,460. This is based on amounts held as of month-end throughout the six month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities held at September 30, 2021 is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$350,525	$381,665
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$308,921	$329,013
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,117,610	$1,138,571
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226A) MUNINVs, 7.498%, 1/1/2046	2/1/2019	$1,953,852	$2,352,739
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.498%, 1/1/2047	2/1/2019	$1,748,864	$2,105,291
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$2,182,627	$2,241,465
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(51,556)*
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(64,043)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(51,355)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,227,591	$13,413,728	1,679,794	$18,010,050
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Louisiana Tax-Free Income Fund and Hancock Horizon Mississippi Tax-Free Income Fund	310,467	3,387,203	—	—
Shares issued to shareholders in payment of distributions declared	233,739	2,554,793	591,674	6,344,515
Shares redeemed	(1,803,342)	(19,719,318)	(2,536,903)	(27,185,002)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(31,545)	$(363,594)	(265,435)	$(2,830,437)

	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,655	$28,916	33	$362
Shares issued to shareholders in payment of distributions declared	434	4,749	2,649	28,349
Shares redeemed	(33,184)	(362,039)	(138,941)	(1,481,905)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(30,095)	$(328,374)	(136,259)	$(1,453,194)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	151,484	$1,656,243	148,674	$1,582,274
Shares issued to shareholders in payment of distributions declared	3,820	41,787	11,709	125,597
Shares redeemed	(131,780)	(1,439,819)	(363,183)	(3,895,847)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,524	$258,211	(202,800)	$(2,187,976)

	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	22,328	$244,738	265,319	$2,809,909
Shares issued to shareholders in payment of distributions declared	27,313	298,490	72,506	777,130
Shares redeemed	(179,937)	(1,972,056)	(448,860)	(4,790,362)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(130,296)	$(1,428,828)	(111,035)	$(1,203,323)

	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,423,901	$15,482,973	1,212,965	$12,980,178
Proceeds from shares issued in connection with the tax-free transfer of asset from Hancock Horizon Louisiana Tax-Free Income Fund and Hancock Horizon Mississippi Tax-Free Income Fund	1,284,558	13,963,190	—	—
Shares issued to shareholders in payment of distributions declared	19,581	213,215	46,881	501,514
Shares redeemed	(1,523,925)	(16,574,103)	(891,279)	(9,580,105)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,204,115	$13,085,275	368,567	$3,901,587
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,035,703	$11,222,690	(346,962)	$(3,773,343)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2021, the cost of investments for federal tax purposes was $311,208,319. The net unrealized appreciation of investments for federal tax purposes was $21,099,636. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,226,115 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,479. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund’s average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2021, the Adviser voluntarily waived $151,283 of its fee and voluntarily reimbursed $1,925 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$2,614
Class C Shares	23,709
TOTAL	$26,323
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2021, FSC retained $4,667 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2021, FSC retained $5,243 in sales charges from the sale of Class A Shares. FSC also retained $1,507 and $1,840 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended September 30, 2021, FSSC received $94,017 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended September 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $22,805,000 and $16,370,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.83%, 1.58%, 1.58%, 0.83% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2021, were as follows:
Purchases	$15,370,430
Sales	$23,730,061
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2021, the Fund had no outstanding loans. During the six months ended September 30, 2021, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2021, there were no outstanding loans. During the six months ended September 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,015.30	$4.19
Class B Shares	$1,000	$1,012.40	$7.97
Class C Shares	$1,000	$1,011.50	$7.97
Class F Shares	$1,000	$1,015.30	$4.19
Institutional Shares	$1,000	$1,016.70	$2.93
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.91	$4.20
Class B Shares	$1,000	$1,017.15	$7.99
Class C Shares	$1,000	$1,017.15	$7.99
Class F Shares	$1,000	$1,020.91	$4.20
Institutional Shares	$1,000	$1,022.16	$2.94
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.83%
Class B Shares	1.58%
Class C Shares	1.58%
Class F Shares	0.83%
Institutional Shares	0.58%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Municipal Bond Fund, Inc. (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Municipal Bond Fund, Inc. (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313913105
CUSIP 313913204
CUSIP 313913303
CUSIP 313913402
CUSIP 313913600
8110104 (11/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Municipal Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021